Investment Securities - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Cost-method Investments [Line Items]
Proceeds from sale of available for sale investment securities	$ 21,427	¥ 1,757,000	¥ 2,132,000	¥ 1,005,000
Net realized gains or losses on impairment or sale of investment securities available for sale	$ 30,683	¥ 2,516,000	¥ 54,000	¥ (679,000)